May 3, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington D.C. 20549-4644
Attention: Division of Investment Management

RE: Union Security Life Insurance Company of New York

Ladies and Gentlemen:

Pursuant to the Securities Act of 1933, we are electronically filing via EDGAR a copy of the above referenced Registration Statement on Form S-1.

If you have any questions, please call me at (860) 843-1941.

Sincerely,

/s/ Richard J. Wirth
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Richard J. Wirth
Assistant General Counsel

Enclosure